Investment Portfolioas of May 31, 2025 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 99.2%
Australia 7.6%
APA Group (Units)	17,588	93,986
Brambles Ltd.	5,891	88,060
CSL Ltd.	207	32,956
Insurance Australia Group Ltd.	4,658	25,942
Macquarie Group Ltd.	471	65,036
Suncorp Group Ltd.	1,412	18,777
Treasury Wine Estates Ltd.	10,525	57,260
Wesfarmers Ltd.	1,630	87,229
Woolworths Group Ltd.	2,989	61,366
(Cost $526,891)		530,612
Belgium 2.3%
Ageas SA	975	63,601
Lotus Bakeries NV	8	82,752
Sofina SA	62	17,937
(Cost $153,677)		164,290
Denmark 3.6%
Novo Nordisk A/S "B"	2,043	146,340
Pandora A/S	587	106,810
(Cost $141,888)		253,150
Finland 1.0%
Kone Oyj "B" (Cost $58,477)	1,101	68,557
France 9.9%
Arkema SA	580	41,423
BNP Paribas SA	1,823	159,674
Bureau Veritas SA	575	19,639
Capgemini SE	468	77,716
Carrefour SA	2,550	38,118
Hermes International SCA	47	129,573
LVMH Moet Hennessy Louis Vuitton SE	169	91,772
Publicis Groupe SA	292	31,789
Renault SA	1,118	57,607
Schneider Electric SE	186	46,748
(Cost $476,447)		694,059
Germany 10.9%
Allianz SE (Registered)	465	184,108
BASF SE	1,729	83,239
Bayerische Motoren Werke AG	476	42,211
Deutsche Boerse AG	453	145,821
Evonik Industries AG	927	20,062
Knorr-Bremse AG	425	42,949
Merck KGaA	293	38,425
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	87	56,445

SAP SE	323	97,519
Siemens AG (Registered)	222	53,389
(Cost $477,085)		764,168
Hong Kong 1.0%
AIA Group Ltd.	5,800	48,561
Hong Kong Exchanges & Clearing Ltd.	400	20,191
(Cost $52,458)		68,752
Ireland 1.4%
Experian PLC	425	21,147
Kingspan Group PLC	951	81,526
(Cost $71,421)		102,673
Israel 0.3%
Azrieli Group Ltd. (Cost $21,142)	281	21,476
Italy 2.3%
Moncler SpA	1,551	96,965
UniCredit SpA	1,023	65,698
(Cost $100,082)		162,663
Japan 21.5%
Astellas Pharma, Inc.	4,200	41,710
Canon, Inc.	1,800	55,440
Dai Nippon Printing Co., Ltd.	3,700	54,808
Hikari Tsushin, Inc.	100	27,339
Hoya Corp.	1,000	118,941
Japan Post Bank Co., Ltd.	9,600	103,776
KDDI Corp.	6,000	104,201
Mitsubishi Electric Corp.	2,900	58,526
Mitsubishi UFJ Financial Group, Inc.	7,100	99,941
Murata Manufacturing Co., Ltd.	2,100	31,114
Nintendo Co., Ltd.	1,900	156,270
Nippon Telegraph & Telephone Corp.	30,000	33,441
Obayashi Corp.	3,900	59,098
Sumitomo Mitsui Financial Group, Inc.	5,800	149,137
Sysmex Corp.	7,200	121,714
Takeda Pharmaceutical Co., Ltd.	3,600	107,929
Terumo Corp.	3,200	59,176
Toho Co., Ltd.	300	15,876
Tokio Marine Holdings, Inc.	1,400	59,466
Tokyo Electron Ltd.	300	47,952
(Cost $1,237,283)		1,505,855
Luxembourg 1.4%
Tenaris SA (Cost $110,638)	5,769	96,750
Netherlands 3.7%
ASML Holding NV	273	202,695
EXOR NV	186	17,909
Wolters Kluwer NV	219	38,866
(Cost $96,022)		259,470

Norway 1.7%
DNB Bank ASA	1,765	47,257
Salmar ASA	1,602	71,410
(Cost $111,401)		118,667
Singapore 2.1%
Singapore Exchange Ltd.	11,600	126,096
Singapore Telecommunications Ltd.	7,500	22,155
(Cost $118,524)		148,251
Spain 2.1%
Iberdrola SA (Cost $67,388)	8,042	146,831
Sweden 4.3%
Assa Abloy AB "B"	2,926	92,752
Hexagon AB "B"	6,743	67,944
Securitas AB "B"	1,439	21,277
Skanska AB "B"	1,464	34,802
SKF AB "B"	931	20,471
Svenska Handelsbanken AB "A"	4,941	65,995
(Cost $234,938)		303,241
Switzerland 9.3%
ABB Ltd. (Registered)	2,041	115,417
Cie Financiere Richemont SA "A", (Registered)	368	69,241
Holcim AG	415	45,897
Kuehne & Nagel International AG (Registered)	185	41,597
Novartis AG (Registered)	1,061	121,222
Sika AG (Registered)	396	105,712
Straumann Holding AG (Registered)	180	23,085
Swiss Prime Site AG (Registered)	779	110,650
Swiss Re AG	103	18,178
(Cost $478,640)		650,999
United Kingdom 12.8%
3i Group PLC	869	47,677
Ashtead Group PLC	855	49,938
AstraZeneca PLC	256	36,976
Compass Group PLC	3,426	120,247
Diageo PLC	4,651	126,396
HSBC Holdings PLC	4,663	54,860
Intertek Group PLC	305	19,668
J Sainsbury PLC	13,042	50,151
London Stock Exchange Group PLC	325	49,372
M&G PLC	28,349	90,410
Marks & Spencer Group PLC	8,474	42,747
RELX PLC	2,409	129,636
Rio Tinto PLC	1,371	81,314
(Cost $751,668)		899,392
Total Common Stocks (Cost $5,286,070)		6,959,856

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.34% (a) (Cost $41,665)	41,665	41,665

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,327,735)	99.8	7,001,521
Other Assets and Liabilities, Net	0.2	13,651
Net Assets	100.0	7,015,172
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.22% (a) (b)
—	0 (c)	—	—	—	842	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.34% (a)
82,895	1,386,789	1,428,019	—	—	2,457	—	41,665	41,665
82,895	1,386,789	1,428,019	—	—	3,299	—	41,665	41,665

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
At May 31, 2025 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	1,801,865	26%
Industrials	1,186,209	17%
Health Care	848,474	12%
Consumer Discretionary	801,655	11%
Information Technology	580,380	8%
Consumer Staples	530,199	8%
Materials	377,648	5%
Communication Services	363,733	5%
Utilities	240,817	4%
Real Estate	132,126	2%
Energy	96,750	1%
Total	6,959,856	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$530,612	$—	$—	$530,612
Belgium	164,290	—	—	164,290
Denmark	—	253,150	—	253,150
Finland	68,557	—	—	68,557
France	694,059	—	—	694,059
Germany	764,168	—	—	764,168
Hong Kong	68,752	—	—	68,752
Ireland	102,673	—	—	102,673
Israel	—	21,476	—	21,476
Italy	162,663	—	—	162,663
Japan	1,505,855	—	—	1,505,855
Luxembourg	96,750	—	—	96,750
Netherlands	259,470	—	—	259,470
Norway	118,667	—	—	118,667
Singapore	148,251	—	—	148,251
Spain	146,831	—	—	146,831
Sweden	303,241	—	—	303,241
Switzerland	650,999	—	—	650,999
United Kingdom	899,392	—	—	899,392
Short-Term Investments	41,665	—	—	41,665
Total	$6,726,895	$274,626	$—	$7,001,521
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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